PROPERTY, PLANT AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment	¥ 48,935,074		¥ 37,201,495
Less: Accumulated depreciation	(11,557,978)		(6,462,379)
Subtotal	37,377,096		30,739,116
Construction in progress	3,890,092		1,550,972
Property, plant and equipment, net	41,267,187		32,290,088		$ 5,812,362
Depreciation of property, plant and equipment	7,856,000	$ 1,106,531	2,585,018	¥ 1,603,786
Receivables related to disposal of certain equipment	290,000		1,118,000	390,000
Gain (loss) on disposition of property plant equipment	(107,829)	$ (15,187)	(248,500)	(350,336)
Property, plant and equipment impairment	640,000		374,000	¥ 150,000
Property, plant and equipment pledged as collateral for borrowings	5,250,000		5,210,000
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment	17,195,868		12,655,905
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment	30,438,878		22,435,247
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment	183,921		114,936
Furniture, fixture and office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment	¥ 1,116,407		¥ 1,995,407